COMMITMENTS	3 Months Ended
Jan. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

 On June 20, 2006, the management of the Company signed a software design contract with Zhou Li Hong, an independent software designer, to create and develop a software design for the Company. In consideration, the Company agreed to pay Mr. Zhou a fixed fee of $8,000, which is due upon the completion of the beta phase of the website. Management expects the beta phase of the software to be complete by the end of June 2014.